Impairment of Goodwill and Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2008	Dec. 31, 2010
Goodwill [Line Items]
Forecasted period for non-mining subsidiaries to reach stabilized cash flows	5 years
Terminal growth rate	2.50%
Impairment of goodwill and long-lived assets	$ 38,310	[1]	$ 402,355	[1]
Goodwill carrying value	687,763	[2]	782,815	[2]	841,296			884,199
Number of reporting units for testing of long-lived assets for recoverability	17
Impairment of long-lived assets, recognized	17,829	[3]	10,048	[3]	10,635	[3]
Goodwill impairment loss	38,310		156,447				0
Impairment loss on long-lived assets			245,908
Kuzbass Power Sales Company (KPSC) [Member]
Goodwill [Line Items]
Goodwill carrying value	31,352
Impairment of long-lived assets, recognized	0
Ekos-plus [Member]
Goodwill [Line Items]
Goodwill carrying value	0
WNL Staal [Member]
Goodwill [Line Items]
Goodwill carrying value	0
Ramateks [Member]
Goodwill [Line Items]
Goodwill carrying value	0
Mechel Transport [Member]
Goodwill [Line Items]
Goodwill carrying value	$ 0
Yakutugol [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	17.00%
Bratsk Ferroalloy Plant (BFP) [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	29.00%
Port Posiet [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	17.00%
Other Business Unit [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	33.00%

[1]	See Note 23
[2]	See Note 3(e)
[3]	See Note 10